Schedule of Investments
(unaudited)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.7%
Ampol Ltd. .................. 3,135 $ 67,685
ANZ Group Holdings Ltd. ........ 38,055 624,165
APA Group
(a)
................. 15,282 81,298
Aristocrat Leisure Ltd. ........... 7,630 199,345
ASX Ltd. ................... 2,583 94,481
Aurizon Holdings Ltd. ........... 23,960 53,573
BHP Group Ltd. ............... 64,594 1,814,499
BlueScope Steel Ltd. ........... 6,134 75,960
Brambles Ltd. ................ 18,238 167,544
Cochlear Ltd. ................ 828 135,613
Coles Group Ltd. .............. 16,964 169,315
Commonwealth Bank of Australia ... 21,420 1,368,225
Computershare Ltd. ............ 6,833 113,869
Dexus
(a)
.................... 14,431 67,270
EBOS Group Ltd. .............. 2,050 41,996
Endeavour Group Ltd. .......... 17,790 60,064
Flutter Entertainment plc
(b)
........ 2,227 363,291
Fortescue Metals Group Ltd. ...... 21,176 281,494
Glencore plc ................. 135,052 769,055
Goodman Group .............. 21,570 295,635
GPT Group (The)
(a)
............. 23,998 59,760
IDP Education Ltd. ............. 3,507 47,994
IGO Ltd. .................... 8,667 69,553
Insurance Australia Group Ltd. ..... 31,789 115,316
Lendlease Corp. Ltd.
(a)
.......... 8,407 38,555
Lottery Corp. Ltd. (The) .......... 27,737 83,821
Macquarie Group Ltd. ........... 4,669 499,994
Medibank Pvt Ltd. ............. 35,917 79,274
Mineral Resources Ltd. .......... 2,132 91,552
Mirvac Group
(a)
............... 49,339 67,061
National Australia Bank Ltd. ....... 39,639 735,872
Newcrest Mining Ltd. ........... 11,178 176,127
Northern Star Resources Ltd. ...... 15,205 100,965
Orica Ltd. ................... 5,916 58,987
Origin Energy Ltd. ............. 21,517 121,161
Pilbara Minerals Ltd. ............ 32,264 88,022
Qantas Airways Ltd.
(b)
........... 12,572 41,619
QBE Insurance Group Ltd. ....... 18,704 187,363
Ramsay Health Care Ltd. ........ 2,295 76,172
REA Group Ltd. ............... 701 69,232
Reece Ltd. .................. 2,861 34,055
Rio Tinto Ltd. ................ 4,884 352,273
Rio Tinto plc ................. 14,356 901,449
Santos Ltd. .................. 42,157 212,515
Scentre Group ................ 66,680 104,779
SEEK Ltd. .................. 4,001 56,523
Sonic Healthcare Ltd. ........... 5,750 109,796
South32 Ltd. ................. 59,618 128,728
Stockland
(a)
.................. 29,531 73,909
Suncorp Group Ltd. ............ 15,622 139,186
Telstra Group Ltd. ............. 51,980 128,424
Transurban Group
(a)
............ 38,669 314,211
Treasury Wine Estates Ltd. ....... 8,584 67,785
Vicinity Ltd. .................. 52,795 57,217
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 56,553
Wesfarmers Ltd. .............. 14,469 489,689
Westpac Banking Corp. ......... 44,011 594,921
WiseTech Global Ltd. ........... 2,219 92,111
Woodside Energy Group Ltd. ...... 23,895 555,585
Woolworths Group Ltd. .......... 15,598 373,435
14,495,921
Security
Shares
Shares Value
Austria — 0.2%
Erste Group Bank AG ........... 4,223 $ 145,849
Mondi plc ................... 6,082 101,459
OMV AG ................... 1,883 89,941
Verbund AG ................. 878 71,427
voestalpine AG ............... 1,524 41,491
450,167
Belgium — 0.8%
Ageas SA ................... 2,041 84,062
Anheuser-Busch InBev SA/NV ..... 11,054 612,791
D'ieteren Group ............... 313 52,770
Elia Group SA/NV ............. 423 41,395
Groupe Bruxelles Lambert NV ..... 1,235 92,932
KBC Group NV ............... 3,224 200,715
Lotus Bakeries NV ............. 5 40,651
Sofina SA ................... 198 40,019
Solvay SA ................... 973 107,526
UCB SA .................... 1,583 129,662
Umicore SA ................. 2,657 62,909
Warehouses De Pauw CVA ....... 1,870 46,215
1,511,647
Brazil — 0.1%
Yara International ASA .......... 2,127 80,315
Burkina Faso — 0.0%
Endeavour Mining plc ........... 2,311 44,611
Chile — 0.1%
Antofagasta plc ............... 4,848 84,160
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 126,939
Budweiser Brewing Co. APAC Ltd.
(c) (d)
22,100 43,431
ESR Group Ltd.
(c) (d)
............. 25,200 35,229
Prosus NV
(b)
................. 19,492 574,352
SITC International Holdings Co. Ltd. . 17,000 28,523
Wilmar International Ltd. ......... 22,600 61,501
Xinyi Glass Holdings Ltd. ........ 21,000 27,060
897,035
Denmark — 3.2%
AP Moller - Maersk A/S, Class A .... 41 72,558
AP Moller - Maersk A/S, Class B .... 62 111,531
Carlsberg A/S, Class B .......... 1,232 155,337
Chr Hansen Holding A/S ......... 1,315 80,442
Coloplast A/S, Class B .......... 1,751 185,286
Danske Bank A/S .............. 8,480 196,787
Demant A/S
(b)
................ 1,049 43,315
DSV A/S .................... 2,361 439,950
Genmab A/S
(b)
................ 828 293,154
Novo Nordisk A/S, Class B ....... 41,612 3,788,825
Novozymes A/S, Class B ......... 2,560 103,001
Orsted A/S
(c) (d)
................ 2,416 131,438
Pandora A/S ................. 1,226 126,513
Rockwool A/S, Class B .......... 102 24,652
Tryg A/S .................... 4,545 83,171
Vestas Wind Systems A/S
(b)
....... 12,748 272,729
6,108,689
Finland — 1.1%
Elisa OYJ ................... 1,747 81,014
Fortum OYJ ................. 5,443 63,123
Kesko OYJ, Class B ............ 3,461 62,008
Kone OYJ, Class B ............ 4,203 177,115
Metso OYJ .................. 8,391 87,995
Neste OYJ .................. 5,345 181,028
Nokia OYJ .................. 68,376 257,099

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
Nordea Bank Abp ............. 41,861 $ 458,961
Orion OYJ, Class B ............ 1,385 54,411
Sampo OYJ, Class A ........... 5,770 249,446
Stora Enso OYJ, Class R ........ 7,327 91,832
UPM-Kymmene OYJ ........... 6,733 230,544
Wartsila OYJ Abp .............. 5,901 66,881
2,061,457
France — 10.2%
Accor SA ................... 1,977 66,495
Adevinta ASA
(b)
............... 3,059 30,136
Aeroports de Paris SA .......... 395 46,583
Air Liquide SA ................ 6,678 1,124,786
Airbus SE ................... 7,517 1,006,139
Alstom SA .................. 3,965 94,237
Amundi SA
(c) (d)
................ 804 45,158
Arkema SA .................. 729 71,763
AXA SA .................... 23,648 701,609
BioMerieux .................. 551 53,304
BNP Paribas SA .............. 13,378 850,657
Bollore SE .................. 11,639 62,469
Bouygues SA ................ 2,914 101,887
Bureau Veritas SA ............. 3,861 95,738
Capgemini SE ................ 2,059 359,283
Carrefour SA ................. 7,725 132,678
Cie de Saint-Gobain SA ......... 5,898 352,998
Cie Generale des Etablissements
Michelin SCA .............. 8,620 263,832
Covivio SA .................. 612 27,146
Credit Agricole SA ............. 15,471 190,213
Danone SA .................. 8,253 455,217
Dassault Aviation SA ........... 330 62,155
Dassault Systemes SE .......... 8,402 312,071
Edenred SE ................. 3,130 195,800
Eiffage SA .................. 1,069 101,467
Engie SA ................... 23,207 355,907
EssilorLuxottica SA ............ 3,759 653,884
Eurazeo SE ................. 537 31,954
Gecina SA .................. 601 61,277
Getlink SE .................. 4,951 78,928
Hermes International SCA ........ 398 725,486
Ipsen SA ................... 501 65,642
Kering SA ................... 950 431,645
Klepierre SA ................. 2,844 69,637
La Francaise des Jeux SAEM
(c) (d)
... 1,366 44,367
Legrand SA ................. 3,319 304,971
L'Oreal SA .................. 3,055 1,266,029
LVMH Moet Hennessy Louis Vuitton SE 3,521 2,657,759
Orange SA .................. 23,677 271,582
Pernod Ricard SA ............. 2,622 436,537
Publicis Groupe SA ............ 2,949 223,218
Remy Cointreau SA ............ 300 36,575
Renault SA .................. 2,327 95,213
Safran SA ................... 4,315 676,200
Sartorius Stedim Biotech ......... 340 80,887
SEB SA .................... 330 30,785
Societe Generale SA ........... 9,393 227,288
Sodexo SA .................. 1,160 119,419
Teleperformance SE ............ 735 92,284
Thales SA ................... 1,328 186,641
TotalEnergies SE .............. 28,670 1,885,034
Unibail-Rodamco-Westfield
(a) (b)
..... 1,573 77,353
Valeo SE ................... 2,440 41,870
Veolia Environnement SA ........ 8,666 250,501
Vinci SA .................... 6,839 756,606
Vivendi SE .................. 8,856 77,562
Security
Shares
Shares Value
France (continued)
Wendel SE .................. 293 $ 23,160
Worldline SA
(b) (c) (d)
............. 3,016 84,663
19,224,685
Germany — 7.7%
adidas AG .................. 2,050 359,588
Allianz SE (Registered) .......... 5,103 1,214,393
BASF SE ................... 11,339 513,259
Bayer AG (Registered) .......... 12,591 604,675
Bayerische Motoren Werke AG .... 3,838 389,815
Bechtle AG .................. 1,038 48,340
Beiersdorf AG ................ 1,247 160,849
Brenntag SE ................. 2,046 158,313
Carl Zeiss Meditec AG .......... 529 46,114
Commerzbank AG ............. 13,381 151,866
Continental AG ............... 1,422 99,913
Covestro AG
(b) (c) (d)
.............. 2,490 133,900
Daimler Truck Holding AG ........ 6,335 219,345
Deutsche Bank AG (Registered) .... 24,813 272,702
Deutsche Boerse AG ........... 2,407 415,681
Deutsche Lufthansa AG (Registered)
(b)
8,000 63,307
Deutsche Post AG ............. 12,846 521,233
Deutsche Telekom AG (Registered) . 41,111 862,377
E.ON SE ................... 28,677 339,134
Evonik Industries AG ........... 2,692 49,103
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 111,263
Fresenius SE & Co. KGaA ........ 5,288 164,246
GEA Group AG ............... 1,958 72,161
Hannover Rueck SE ............ 747 163,906
Heidelberg Materials AG ......... 1,850 143,283
HelloFresh SE
(b)
............... 2,085 61,955
Henkel AG & Co. KGaA ......... 1,253 79,004
Infineon Technologies AG ........ 16,615 550,301
Knorr-Bremse AG ............. 925 58,642
LEG Immobilien SE
(b)
........... 886 60,928
Mercedes-Benz Group AG ........ 10,231 712,045
Merck KGaA ................. 1,648 274,734
MTU Aero Engines AG .......... 656 118,808
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,782 694,005
Nemetschek SE ............... 741 45,096
Puma SE ................... 1,324 81,866
Rational AG ................. 65 41,126
Rheinmetall AG ............... 547 140,717
RWE AG ................... 8,207 304,642
SAP SE .................... 13,305 1,722,226
Scout24 SE
(c) (d)
............... 949 65,802
Siemens AG (Registered) ........ 9,680 1,383,357
Siemens Energy AG
(b)
........... 6,537 85,195
Siemens Healthineers AG
(c) (d)
...... 3,577 180,931
Symrise AG ................. 1,720 163,742
Talanx AG ................... 685 43,354
Telefonica Deutschland Holding AG . 13,365 23,904
Volkswagen AG ............... 401 52,662
Vonovia SE .................. 9,148 219,171
Wacker Chemie AG ............ 234 33,415
Zalando SE
(b) (c) (d)
.............. 2,782 61,811
14,538,205
Hong Kong — 2.1%
AIA Group Ltd. ............... 147,354 1,191,673
CK Asset Holdings Ltd. .......... 25,159 132,150
CK Infrastructure Holdings Ltd. ..... 9,000 42,465
CLP Holdings Ltd. ............. 20,783 153,459
Futu Holdings Ltd., ADR
(b)
........ 632 36,536

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Hang Lung Properties Ltd. ........ 27,000 $ 36,940
Hang Seng Bank Ltd. ........... 9,574 118,789
Henderson Land Development Co. Ltd. 18,836 49,463
HKT Trust & HKT Ltd.
(a)
.......... 50,100 52,243
Hong Kong & China Gas Co. Ltd. ... 140,220 97,563
Hong Kong Exchanges & Clearing Ltd. 15,007 556,951
Hongkong Land Holdings Ltd. ..... 13,800 49,215
Jardine Matheson Holdings Ltd. .... 2,000 92,683
Link REIT ................... 32,040 156,661
MTR Corp. Ltd. ............... 20,000 79,008
New World Development Co. Ltd. ... 18,361 35,600
Power Assets Holdings Ltd. ....... 18,500 89,346
Prudential plc ................ 34,524 371,110
Sino Land Co. Ltd. ............. 45,311 50,958
Sun Hung Kai Properties Ltd. ...... 18,000 192,059
Swire Pacific Ltd., Class A ........ 6,500 43,781
Swire Properties Ltd. ........... 15,600 32,444
Techtronic Industries Co. Ltd. ...... 17,500 168,938
WH Group Ltd.
(c) (d)
............. 100,500 52,604
Wharf Real Estate Investment Co. Ltd. 21,953 84,606
3,967,245
Ireland — 0.4%
AerCap Holdings NV
(b)
.......... 2,077 130,166
AIB Group plc ................ 18,365 82,316
Bank of Ireland Group plc ........ 13,611 133,056
Kerry Group plc, Class A ......... 2,035 170,033
Kingspan Group plc ............ 1,962 146,528
Smurfit Kappa Group plc ......... 3,082 102,383
764,482
Israel — 0.6%
Azrieli Group Ltd. .............. 564 28,952
Bank Hapoalim BM ............ 16,068 143,160
Bank Leumi Le-Israel BM ........ 19,532 161,839
Check Point Software Technologies
Ltd.
(b)
.................... 1,252 166,867
Elbit Systems Ltd. ............. 313 62,039
Global-e Online Ltd.
(b) (e)
.......... 1,152 45,780
ICL Group Ltd. ................ 9,360 51,649
Israel Discount Bank Ltd., Class A .. 15,550 84,283
Mizrahi Tefahot Bank Ltd. ........ 1,858 67,473
Nice Ltd.
(b)
.................. 819 139,688
Teva Pharmaceutical Industries Ltd.,
ADR
(b)
................... 14,621 149,134
Wix.com Ltd.
(b)
................ 700 64,260
1,165,124
Italy — 2.2%
Amplifon SpA ................ 1,578 46,711
Assicurazioni Generali SpA ....... 13,017 265,708
Coca-Cola HBC AG ............ 2,617 71,559
Davide Campari-Milano NV ....... 6,845 80,582
DiaSorin SpA ................ 323 29,413
Enel SpA ................... 103,984 637,707
Eni SpA .................... 29,440 472,919
Ferrari NV .................. 1,607 473,720
FinecoBank Banca Fineco SpA .... 7,920 95,636
Infrastrutture Wireless Italiane SpA
(c) (d)
4,226 50,215
Intesa Sanpaolo SpA ........... 203,915 522,271
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 96,389
Moncler SpA ................. 2,575 149,234
Nexi SpA
(b) (c) (d)
................ 7,615 46,399
Poste Italiane SpA
(c) (d) (e)
.......... 6,946 72,942
Prysmian SpA ................ 3,194 128,202
Security
Shares
Shares Value
Italy (continued)
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 $ 65,504
Snam SpA .................. 25,938 121,708
Telecom Italia SpA
(b)
............ 125,782 39,227
Terna - Rete Elettrica Nazionale .... 17,272 129,910
UniCredit SpA ................ 23,560 561,350
4,157,306
Japan — 22.7%
Advantest Corp. ............... 9,600 267,778
Aeon Co. Ltd. ................ 8,100 160,446
AGC, Inc. ................... 2,500 87,619
Aisin Corp. .................. 1,900 71,792
Ajinomoto Co., Inc. ............. 5,700 219,784
ANA Holdings, Inc.
(b)
............ 2,000 41,876
Asahi Group Holdings Ltd. ........ 6,100 227,863
Asahi Intecc Co. Ltd. ........... 2,800 50,199
Asahi Kasei Corp. ............. 15,700 98,823
Astellas Pharma, Inc. ........... 23,200 321,126
Azbil Corp. .................. 1,600 48,879
Bandai Namco Holdings, Inc. ...... 7,500 152,554
BayCurrent Consulting, Inc. ....... 1,700 56,649
Bridgestone Corp. ............. 7,200 280,569
Brother Industries Ltd. .......... 3,000 48,324
Canon, Inc. .................. 12,700 305,926
Capcom Co. Ltd. .............. 2,200 79,182
Central Japan Railway Co. ....... 9,000 218,862
Chiba Bank Ltd. (The) ........... 6,300 45,770
Chubu Electric Power Co., Inc. ..... 8,100 103,112
Chugai Pharmaceutical Co. Ltd. .... 8,500 262,089
Concordia Financial Group Ltd. .... 14,300 65,144
CyberAgent, Inc. .............. 5,200 27,992
Dai Nippon Printing Co. Ltd. ...... 2,700 70,249
Daifuku Co. Ltd. ............... 3,900 73,619
Dai-ichi Life Holdings, Inc. ........ 12,300 253,925
Daiichi Sankyo Co. Ltd. .......... 23,539 644,435
Daikin Industries Ltd. ........... 3,400 533,024
Daito Trust Construction Co. Ltd. ... 800 84,267
Daiwa House Industry Co. Ltd. ..... 7,600 203,979
Daiwa House REIT Investment Corp. 27 47,637
Daiwa Securities Group, Inc. ...... 18,500 106,681
Denso Corp. ................. 22,400 359,428
Dentsu Group, Inc. ............. 2,600 76,470
Disco Corp. .................. 1,200 221,707
East Japan Railway Co. ......... 3,800 217,462
Eisai Co. Ltd. ................ 3,300 182,899
ENEOS Holdings, Inc. .......... 35,850 141,111
FANUC Corp. ................ 12,400 322,492
Fast Retailing Co. Ltd. .......... 2,200 479,193
Fuji Electric Co. Ltd. ............ 1,600 72,057
FUJIFILM Holdings Corp. ........ 4,700 271,898
Fujitsu Ltd. .................. 2,300 270,506
GLP J-REIT ................. 54 48,266
GMO Payment Gateway, Inc. ...... 500 27,282
Hakuhodo DY Holdings, Inc. ...... 3,100 25,464
Hamamatsu Photonics KK ........ 1,700 71,491
Hankyu Hanshin Holdings, Inc. ..... 3,000 102,362
Hikari Tsushin, Inc. ............. 300 45,689
Hirose Electric Co. Ltd. .......... 435 50,318
Hitachi Construction Machinery Co. Ltd. 1,400 42,484
Hitachi Ltd. .................. 12,100 749,929
Honda Motor Co. Ltd. ........... 58,800 661,482
Hoshizaki Corp. ............... 1,400 48,600
Hoya Corp. .................. 4,600 471,120
Hulic Co. Ltd. ................ 4,700 42,144
Ibiden Co. Ltd. ................ 1,300 68,952

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Idemitsu Kosan Co. Ltd. ......... 2,425 $ 55,593
Iida Group Holdings Co. Ltd. ...... 2,000 33,189
Inpex Corp. .................. 12,100 181,480
Isuzu Motors Ltd. .............. 7,300 91,773
ITOCHU Corp. ............... 15,000 541,709
Japan Airlines Co. Ltd. .......... 1,500 29,144
Japan Exchange Group, Inc. ...... 6,300 116,716
Japan Metropolitan Fund Investment
Corp. .................... 88 57,073
Japan Post Bank Co. Ltd. ........ 18,600 161,854
Japan Post Holdings Co. Ltd. ...... 28,100 224,804
Japan Post Insurance Co. Ltd. ..... 2,300 38,682
Japan Real Estate Investment Corp. . 15 58,451
Japan Tobacco, Inc. ............ 15,000 345,121
JFE Holdings, Inc. ............. 6,500 95,188
JSR Corp. .................. 2,200 59,020
Kajima Corp. ................. 5,200 84,646
Kansai Electric Power Co., Inc. (The) 8,400 116,294
Kao Corp. ................... 5,900 218,684
Kawasaki Kisen Kaisha Ltd.
(e)
..... 1,800 61,427
KDDI Corp. .................. 19,000 581,599
Keio Corp. .................. 1,200 41,254
Keisei Electric Railway Co. Ltd. .... 1,600 55,421
Keyence Corp. ............... 2,556 945,275
Kikkoman Corp. ............... 1,900 99,584
Kintetsu Group Holdings Co. Ltd. ... 2,100 59,541
Kirin Holdings Co. Ltd. .......... 10,400 145,605
Kobayashi Pharmaceutical Co. Ltd. .. 600 26,761
Kobe Bussan Co. Ltd. ........... 2,000 46,823
Koei Tecmo Holdings Co. Ltd. ..... 1,560 22,164
Koito Manufacturing Co. Ltd. ...... 2,900 43,731
Komatsu Ltd. ................ 11,600 312,865
Konami Group Corp. ........... 1,200 63,269
Kose Corp. .................. 400 28,993
Kubota Corp. ................ 13,000 191,241
Kurita Water Industries Ltd. ....... 1,300 45,238
Kyocera Corp. ................ 4,100 207,861
Kyowa Kirin Co. Ltd. ............ 3,500 60,854
Lasertec Corp. ............... 1,000 155,513
Lixil Corp. ................... 3,500 40,676
M3, Inc. .................... 5,600 101,577
Makita Corp. ................. 2,700 66,580
Marubeni Corp. ............... 18,400 286,824
MatsukiyoCocokara & Co. ........ 4,200 75,235
Mazda Motor Corp.
(e)
........... 7,600 86,294
McDonald's Holdings Co. Japan Ltd. . 1,000 38,209
MEIJI Holdings Co. Ltd. ......... 3,000 74,562
MinebeaMitsumi, Inc. ........... 4,600 74,948
MISUMI Group, Inc. ............ 3,400 52,946
Mitsubishi Chemical Group Corp. ... 15,800 99,541
Mitsubishi Corp. ............... 14,700 700,460
Mitsubishi Electric Corp. ......... 24,300 300,214
Mitsubishi Estate Co. Ltd. ........ 14,200 185,253
Mitsubishi HC Capital, Inc. ........ 10,500 69,962
Mitsubishi Heavy Industries Ltd. .... 4,000 223,108
Mitsubishi UFJ Financial Group, Inc. . 145,460 1,232,651
Mitsui & Co. Ltd. .............. 16,700 605,708
Mitsui Chemicals, Inc. ........... 2,400 62,179
Mitsui Fudosan Co. Ltd. ......... 11,400 251,074
Mitsui OSK Lines Ltd.
(e)
.......... 4,200 115,412
Mizuho Financial Group, Inc. ...... 30,370 515,621
MonotaRO Co. Ltd. ............ 3,000 31,984
MS&AD Insurance Group Holdings, Inc. 5,600 204,928
Murata Manufacturing Co. Ltd. ..... 21,900 399,503
NEC Corp. .................. 3,200 176,712
Security
Shares
Shares Value
Japan (continued)
Nexon Co. Ltd. ............... 5,100 $ 91,130
NGK Insulators Ltd. ............ 2,900 38,435
Nidec Corp. ................. 5,600 258,571
Nintendo Co. Ltd. .............. 13,300 552,654
Nippon Building Fund, Inc. ........ 19 76,941
Nippon Express Holdings, Inc. ..... 1,000 52,180
Nippon Paint Holdings Co. Ltd. ..... 12,400 83,280
Nippon Prologis REIT, Inc. ........ 27 50,408
Nippon Sanso Holdings Corp. ..... 2,200 52,088
Nippon Steel Corp. ............. 10,900 255,367
Nippon Telegraph & Telephone Corp. 375,000 443,863
Nippon Yusen KK .............. 6,000 155,789
Nissan Chemical Corp. .......... 1,500 63,764
Nissan Motor Co. Ltd. ........... 28,700 126,660
Nissin Foods Holdings Co. Ltd. .... 800 66,474
Nitori Holdings Co. Ltd. .......... 1,000 111,495
Nitto Denko Corp. ............. 1,900 124,593
Nomura Holdings, Inc. .......... 37,900 151,768
Nomura Real Estate Holdings, Inc. .. 1,600 40,169
Nomura Real Estate Master Fund, Inc. 52 58,240
Nomura Research Institute Ltd. .... 5,010 130,219
NTT Data Group Corp. .......... 7,700 103,036
Obayashi Corp. ............... 8,600 75,679
Obic Co. Ltd. ................. 900 136,368
Odakyu Electric Railway Co. Ltd. ... 3,500 52,296
Oji Holdings Corp. ............. 9,600 40,389
Olympus Corp. ............... 16,300 211,631
Omron Corp. ................. 2,400 106,803
Ono Pharmaceutical Co. Ltd. ...... 4,700 90,138
Open House Group Co. Ltd. ...... 1,000 33,907
Oracle Corp. Japan ............ 500 37,038
Oriental Land Co. Ltd. .......... 13,900 456,026
ORIX Corp. .................. 15,400 287,555
Osaka Gas Co. Ltd. ............ 5,000 82,274
Otsuka Corp. ................ 1,400 59,232
Otsuka Holdings Co. Ltd. ........ 4,900 173,975
Pan Pacific International Holdings
Corp. .................... 4,700 98,639
Panasonic Holdings Corp. ........ 27,600 311,543
Persol Holdings Co. Ltd. ......... 24,000 38,981
Rakuten Group, Inc. ............ 19,900 81,765
Recruit Holdings Co. Ltd. ........ 18,100 553,770
Renesas Electronics Corp.
(b)
...... 16,300 248,982
Resona Holdings, Inc. .......... 27,400 151,500
Ricoh Co. Ltd. ................ 7,200 62,121
Rohm Co. Ltd. ................ 4,400 82,717
SBI Holdings, Inc. ............. 2,945 61,980
SCSK Corp. ................. 2,100 36,613
Secom Co. Ltd. ............... 2,700 183,170
Seiko Epson Corp. ............. 3,700 58,107
Sekisui Chemical Co. Ltd. ........ 5,000 71,935
Sekisui House Ltd. ............. 7,800 155,231
Seven & i Holdings Co. Ltd. ....... 9,640 377,408
SG Holdings Co. Ltd. ........... 3,600 46,087
Sharp Corp.
(b)
................ 2,300 14,319
Shimadzu Corp. ............... 3,100 82,228
Shimano, Inc. ................ 1,000 133,845
Shimizu Corp. ................ 7,300 50,708
Shin-Etsu Chemical Co. Ltd. ...... 23,300 676,764
Shionogi & Co. Ltd. ............ 3,300 147,195
Shiseido Co. Ltd. .............. 5,200 182,230
Shizuoka Financial Group, Inc. ..... 5,700 46,452
SMC Corp. .................. 800 358,610
SoftBank Corp.
(e)
.............. 36,600 414,250
SoftBank Group Corp. .......... 13,100 551,845

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Sompo Holdings, Inc. ........... 4,100 $ 175,713
Sony Group Corp. ............. 16,000 1,308,409
Square Enix Holdings Co. Ltd. ..... 1,000 34,265
Subaru Corp. ................ 7,800 151,667
SUMCO Corp. ................ 4,200 54,655
Sumitomo Chemical Co. Ltd. ...... 17,900 48,687
Sumitomo Corp. .............. 14,200 283,403
Sumitomo Electric Industries Ltd. ... 9,200 110,832
Sumitomo Metal Mining Co. Ltd. .... 3,100 91,035
Sumitomo Mitsui Financial Group, Inc. 16,600 815,492
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 154,353
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 98,654
Suntory Beverage & Food Ltd. ..... 1,800 54,779
Suzuki Motor Corp. ............ 4,600 185,017
Sysmex Corp. ................ 2,100 99,786
T&D Holdings, Inc. ............. 6,400 105,248
Taisei Corp. ................. 2,200 77,431
Takeda Pharmaceutical Co. Ltd. .... 20,071 622,131
TDK Corp. .................. 4,800 177,457
Terumo Corp. ................ 8,700 230,296
TIS, Inc. .................... 2,900 63,769
Tobu Railway Co. Ltd. ........... 2,500 64,254
Toho Co. Ltd. ................ 1,500 51,173
Tokio Marine Holdings, Inc. ....... 23,100 534,851
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 85,645
Tokyo Electron Ltd. ............ 6,000 819,554
Tokyo Gas Co. Ltd. ............ 4,800 108,829
Tokyu Corp. ................. 6,600 76,095
TOPPAN Holdings, Inc. .......... 3,300 78,940
Toray Industries, Inc. ........... 16,800 87,412
Tosoh Corp. ................. 3,500 44,874
TOTO Ltd. .................. 1,700 43,868
Toyota Industries Corp. .......... 1,900 149,559
Toyota Motor Corp. ............ 135,100 2,423,738
Toyota Tsusho Corp. ............ 2,800 164,685
Trend Micro, Inc. .............. 1,600 60,565
Unicharm Corp. ............... 5,100 180,324
USS Co. Ltd. ................. 2,900 47,941
Welcia Holdings Co. Ltd. ......... 1,200 20,723
West Japan Railway Co. ......... 2,700 111,728
Yakult Honsha Co. Ltd. .......... 3,200 77,718
Yamaha Corp. ................ 1,900 51,892
Yamaha Motor Co. Ltd. .......... 3,700 97,262
Yamato Holdings Co. Ltd. ........ 3,700 60,222
Yaskawa Electric Corp. .......... 3,200 115,235
Yokogawa Electric Corp. ......... 3,000 57,902
Z Holdings Corp. .............. 33,400 92,655
Zensho Holdings Co. Ltd. ........ 1,200 52,110
ZOZO, Inc. .................. 1,400 25,636
43,045,480
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 55,408
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,255 156,600
Eurofins Scientific SE ........... 1,690 95,244
251,844
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 167,541
Sands China Ltd.
(b)
............. 30,400 92,446
259,987
Security
Shares
Shares Value
Netherlands — 5.3%
ABN AMRO Bank NV, CVA
(c) (d)
..... 5,581 $ 78,874
Adyen NV
(b) (c) (d)
............... 281 208,343
Aegon NV ................... 21,788 105,012
Akzo Nobel NV ............... 2,217 159,842
Argenx SE
(b)
................. 697 340,713
ASM International NV ........... 595 248,468
ASML Holding NV ............. 5,130 3,020,289
ASR Nederland NV ............ 2,038 76,256
BE Semiconductor Industries NV ... 983 96,144
Euronext NV
(c) (d)
............... 1,072 74,567
EXOR NV ................... 1,319 116,664
Heineken Holding NV ........... 1,653 124,572
Heineken NV ................ 3,672 323,729
IMCD NV ................... 713 90,148
ING Groep NV ................ 46,168 608,497
JDE Peet's NV ............... 1,646 45,977
Koninklijke Ahold Delhaize NV ..... 12,396 373,612
Koninklijke KPN NV ............ 41,295 136,053
Koninklijke Philips NV
(b) (e)
........ 11,607 231,586
NN Group NV ................ 3,213 103,003
OCI NV .................... 1,324 36,817
Randstad NV ................ 1,562 86,294
Shell plc .................... 85,487 2,709,444
Universal Music Group NV ....... 10,522 274,584
Wolters Kluwer NV ............. 3,329 403,060
10,072,548
New Zealand — 0.2%
Auckland International Airport Ltd. .. 15,598 73,948
Fisher & Paykel Healthcare Corp. Ltd. 7,121 91,812
Mercury NZ Ltd. ............... 8,325 30,419
Meridian Energy Ltd. ........... 17,039 52,401
Spark New Zealand Ltd. ......... 24,652 70,969
Xero Ltd.
(b)
.................. 1,890 135,925
455,474
Norway — 0.7%
Aker BP ASA ................. 3,993 110,255
DNB Bank ASA ............... 11,839 237,867
Equinor ASA ................. 12,065 395,395
Gjensidige Forsikring ASA ........ 2,659 39,017
Kongsberg Gruppen ASA ........ 1,124 46,324
Mowi ASA ................... 5,182 91,593
Norsk Hydro ASA .............. 17,128 107,184
Orkla ASA ................... 9,790 73,121
Salmar ASA ................. 967 48,977
Telenor ASA ................. 8,961 101,623
1,251,356
Portugal — 0.2%
EDP - Energias de Portugal SA .... 40,013 166,372
Galp Energia SGPS SA ......... 6,665 98,723
Jeronimo Martins SGPS SA ....... 3,761 84,465
349,560
Singapore — 1.6%
CapitaLand Ascendas REIT ....... 48,190 96,654
CapitaLand Integrated Commercial
Trust .................... 63,356 85,500
CapitaLand Investment Ltd. ....... 34,092 77,033
City Developments Ltd. .......... 5,431 26,209
DBS Group Holdings Ltd. ........ 22,867 561,606
Genting Singapore Ltd. .......... 80,400 49,634
Grab Holdings Ltd., Class A
(b)
...... 24,262 85,887
Jardine Cycle & Carriage Ltd. ..... 1,300 30,308
Keppel Corp. Ltd. .............. 19,002 94,361
Mapletree Logistics Trust ........ 43,932 53,858

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
Mapletree Pan Asia Commercial Trust 29,200 $ 30,474
Oversea-Chinese Banking Corp. Ltd. 42,535 397,790
Sea Ltd., ADR, Class A
(b)
......... 4,524 198,830
Seatrium Ltd.
(b)
............... 585,453 57,246
Sembcorp Industries Ltd. ........ 11,400 42,372
Singapore Airlines Ltd. .......... 18,000 84,910
Singapore Exchange Ltd. ........ 9,500 67,583
Singapore Technologies Engineering
Ltd. ..................... 20,781 59,306
Singapore Telecommunications Ltd. . 105,750 187,188
STMicroelectronics NV .......... 8,830 380,777
United Overseas Bank Ltd. ....... 16,059 334,479
UOL Group Ltd. ............... 5,646 26,409
3,028,414
South Africa — 0.2%
Anglo American plc ............ 16,043 440,535
South Korea — 0.0%
Delivery Hero SE
(b) (c) (d)
........... 2,084 59,506
Spain — 2.6%
Acciona SA .................. 310 39,480
ACS Actividades de Construccion y
Servicios SA ............... 2,819 101,342
Aena SME SA
(c) (d)
.............. 947 142,502
Amadeus IT Group SA .......... 5,665 342,181
Banco Bilbao Vizcaya Argentaria SA . 77,160 624,451
Banco Santander SA ........... 210,338 800,982
CaixaBank SA ................ 53,267 212,216
Cellnex Telecom SA
(c) (d)
.......... 7,168 249,317
Corp. ACCIONA Energias Renovables
SA ..................... 837 21,559
EDP Renovaveis SA ............ 3,686 60,367
Enagas SA .................. 3,015 49,927
Endesa SA .................. 4,163 84,723
Grifols SA, Class A
(b)
........... 3,727 48,272
Iberdrola SA ................. 77,021 861,437
Industria de Diseno Textil SA ...... 13,893 516,987
Naturgy Energy Group SA ........ 1,828 49,731
Redeia Corp. SA .............. 5,101 80,246
Repsol SA .................. 16,713 274,912
Telefonica SA ................ 66,984 273,653
4,834,285
Sweden — 2.9%
Alfa Laval AB ................ 3,904 133,743
Assa Abloy AB, Class B ......... 12,770 277,474
Atlas Copco AB, Class A ......... 34,375 461,680
Atlas Copco AB, Class B ......... 19,432 227,258
Beijer Ref AB, Class B .......... 4,398 46,272
Boliden AB .................. 3,567 102,362
Epiroc AB, Class A ............. 8,622 163,708
Epiroc AB, Class B ............. 5,107 81,698
EQT AB .................... 4,729 93,175
Essity AB, Class B ............. 7,695 165,960
Evolution AB
(c) (d)
............... 2,298 231,889
Fastighets AB Balder, Class B
(b)
.... 7,698 34,509
Getinge AB, Class B ............ 2,861 50,275
H & M Hennes & Mauritz AB, Class B
(e)
8,333 118,164
Hexagon AB, Class B ........... 26,482 225,381
Holmen AB, Class B ............ 1,179 45,828
Husqvarna AB, Class B .......... 5,551 42,361
Industrivarden AB, Class A ....... 1,637 43,167
Industrivarden AB, Class C ....... 1,883 49,619
Indutrade AB ................. 3,433 63,404
Investment AB Latour, Class B ..... 1,900 33,394
Security
Shares
Shares Value
Sweden (continued)
Investor AB, Class B ............ 22,070 $ 422,519
L E Lundbergforetagen AB, Class B . 1,010 42,113
Lifco AB, Class B .............. 2,916 51,011
Nibe Industrier AB, Class B ....... 19,050 124,544
Saab AB, Class B ............. 1,010 51,404
Sagax AB, Class B ............. 2,393 45,456
Sandvik AB .................. 13,403 246,620
Securitas AB, Class B ........... 6,541 51,720
Skandinaviska Enskilda Banken AB,
Class A .................. 20,716 246,973
Skanska AB, Class B ........... 4,093 67,209
SKF AB, Class B .............. 4,613 76,583
Svenska Cellulosa AB SCA, Class B . 7,777 106,484
Svenska Handelsbanken AB, Class A 18,412 163,828
Swedbank AB, Class A .......... 10,840 199,254
Swedish Orphan Biovitrum AB
(b)
.... 2,426 49,570
Tele2 AB, Class B ............. 7,161 54,764
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 178,901
Telia Co. AB ................. 33,556 69,216
Volvo AB, Class A ............. 2,528 52,498
Volvo AB, Class B ............. 18,969 390,716
Volvo Car AB, Class B
(b)
......... 7,491 30,300
5,413,004
Switzerland — 6.1%
ABB Ltd. (Registered) ........... 20,398 728,070
Adecco Group AG (Registered) .... 2,047 84,077
Alcon, Inc. .................. 6,423 495,647
Bachem Holding AG ............ 390 28,766
Baloise Holding AG (Registered) ... 599 86,721
Banque Cantonale Vaudoise
(Registered) ............... 383 40,078
Barry Callebaut AG (Registered) .... 49 77,922
BKW AG ................... 269 47,355
Chocoladefabriken Lindt & Spruengli
AG ..................... 12 133,351
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 109,496
Cie Financiere Richemont SA
(Registered) ............... 6,661 811,198
Clariant AG (Registered) ......... 2,648 41,750
DSM-Firmenich AG ............ 2,371 200,356
Dufry AG (Registered)
(b)
......... 1,260 47,837
EMS-Chemie Holding AG (Registered) 88 59,633
Geberit AG (Registered) ......... 450 224,405
Givaudan SA (Registered) ........ 118 384,188
Helvetia Holding AG (Registered) ... 461 64,396
Julius Baer Group Ltd. .......... 2,750 176,022
Kuehne + Nagel International AG
(Registered) ............... 700 198,892
Logitech International SA (Registered) 2,185 150,325
Lonza Group AG (Registered) ..... 958 443,120
Novartis AG (Registered) ........ 26,184 2,674,136
Partners Group Holding AG ....... 287 322,185
Schindler Holding AG ........... 508 101,193
Schindler Holding AG (Registered) .. 295 56,761
SGS SA (Registered) ........... 2,000 167,851
SIG Group AG ................ 3,869 95,314
Sika AG (Registered) ........... 1,874 474,798
Sonova Holding AG (Registered) ... 662 156,680
Straumann Holding AG (Registered) . 1,401 178,318
Swatch Group AG (The) ......... 366 93,741
Swatch Group AG (The) (Registered) 685 33,455
Swiss Life Holding AG (Registered) .. 387 240,783
Swiss Prime Site AG (Registered) ... 947 86,697

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland (continued)
Swisscom AG (Registered) ....... 329 $ 195,357
Temenos AG (Registered) ........ 760 53,155
UBS Group AG (Registered) ...... 42,083 1,036,596
VAT Group AG
(c) (d)
............. 338 120,613
Zurich Insurance Group AG ....... 1,902 870,271
11,591,509
United Kingdom — 11.4%
3i Group plc ................. 12,301 309,624
Abrdn plc ................... 28,351 53,566
Admiral Group plc ............. 2,316 66,932
Ashtead Group plc ............. 5,475 332,018
Associated British Foods plc ...... 4,434 111,399
AstraZeneca plc .............. 19,762 2,665,588
Auto Trader Group plc
(c) (d)
........ 12,141 91,227
Aviva plc ................... 35,286 167,014
BAE Systems plc .............. 39,552 480,630
Barclays plc ................. 198,988 383,535
Barratt Developments plc ........ 12,384 66,398
Berkeley Group Holdings plc ...... 1,414 70,615
BP plc ..................... 221,252 1,426,176
British American Tobacco plc ...... 26,909 844,907
BT Group plc ................. 87,345 124,035
Bunzl plc ................... 4,215 150,112
Burberry Group plc ............. 4,960 114,948
Centrica plc ................. 71,254 134,022
CK Hutchison Holdings Ltd. ....... 34,159 181,353
CNH Industrial NV ............. 13,131 159,406
Coca-Cola Europacific Partners plc .. 2,626 164,072
Compass Group plc ............ 22,354 544,132
Croda International plc .......... 1,754 104,769
DCC plc .................... 1,285 71,947
Diageo plc .................. 28,938 1,066,890
Entain plc ................... 8,144 92,368
Halma plc ................... 4,761 112,173
Hargreaves Lansdown plc ........ 4,262 40,084
HSBC Holdings plc ............ 252,892 1,978,978
Imperial Brands plc ............ 11,350 230,251
Informa plc .................. 17,919 163,627
InterContinental Hotels Group plc ... 2,306 170,539
Intertek Group plc ............. 2,023 101,168
J Sainsbury plc ............... 20,732 63,845
JD Sports Fashion plc ........... 32,430 58,910
Johnson Matthey plc ........... 2,312 45,771
Kingfisher plc ................ 26,020 70,634
Land Securities Group plc ........ 9,146 65,559
Legal & General Group plc ....... 73,837 199,237
Lloyds Banking Group plc ........ 848,506 455,983
London Stock Exchange Group plc .. 5,458 547,033
M&G plc .................... 28,223 67,620
Melrose Industries plc ........... 17,233 98,235
National Grid plc .............. 45,846 548,288
NatWest Group plc ............. 71,684 205,056
Next plc .................... 1,599 141,818
Ocado Group plc
(b)
............. 7,304 53,107
Pearson plc ................. 8,279 87,350
Persimmon plc ............... 4,139 54,206
Phoenix Group Holdings plc ...... 9,423 55,224
Reckitt Benckiser Group plc ....... 9,004 634,969
RELX plc ................... 24,256 818,396
Rentokil Initial plc .............. 31,528 234,083
Rolls-Royce Holdings plc
(b)
....... 107,406 287,782
Sage Group plc (The) ........... 13,453 161,892
Schroders plc ................ 8,470 41,853
Segro plc ................... 14,984 131,021
Severn Trent plc .............. 3,146 90,779
Security
Shares
Shares Value
United Kingdom (continued)
Smith & Nephew plc ............ 11,036 $ 136,963
Smiths Group plc .............. 4,753 93,577
Spirax-Sarco Engineering plc ...... 917 106,146
SSE plc .................... 13,403 262,650
St. James's Place plc ........... 6,981 70,431
Standard Chartered plc .......... 31,600 290,642
Taylor Wimpey plc ............. 45,830 65,362
Tesco plc ................... 93,584 301,012
Unilever plc .................. 32,027 1,584,273
United Utilities Group plc ......... 8,430 97,409
Vodafone Group plc ............ 297,360 278,745
Whitbread plc ................ 2,676 112,641
Wise plc, Class A
(b)
............. 7,986 66,598
WPP plc .................... 13,817 123,100
21,582,703
United States — 7.5%
CRH plc .................... 9,503 523,940
CSL Ltd. .................... 6,182 995,939
CyberArk Software Ltd.
(b)
......... 497 81,394
Experian plc ................. 11,689 382,319
Ferrovial SE ................. 6,221 190,095
GSK plc .................... 51,476 931,396
Haleon plc .................. 70,650 292,851
Holcim AG .................. 6,646 425,403
James Hardie Industries plc, CDI
(b)
.. 5,744 150,224
Monday.com Ltd.
(b)
............. 251 39,964
Nestle SA (Registered) .......... 34,045 3,853,758
QIAGEN NV
(b)
................ 2,837 114,472
Roche Holding AG ............. 9,341 2,558,335
Sanofi ..................... 14,404 1,546,633
Schneider Electric SE ........... 6,939 1,143,493
Stellantis NV ................. 28,387 543,566
Swiss Re AG ................. 3,811 391,391
Tenaris SA .................. 6,279 99,183
14,264,356
Total Common Stocks — 98.5%
(Cost: $ 173,256,500 ) ............................. 186,507,018
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 68,228
Dr Ing h c F Porsche AG (Preference) 1,439 135,017
Henkel AG & Co. KGaA (Preference) 2,243 159,723
Porsche Automobil Holding SE
(Preference) ............... 1,910 93,952
Sartorius AG (Preference) ........ 345 116,850
Volkswagen AG (Preference) ...... 2,660 305,632
879,402
Total Preferred Stocks — 0.5%
(Cost: $ 803,184 ) ................................ 879,402
Total Long-Term Investments — 99 .0%
(Cost: $ 174,059,684 ) ............................. 187,386,420

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.23% ...... 108,487 $ 108,487
SL Liquidity Series, LLC, Money Market
Series , 5.52%
(h)
............. 834,472 834,722
Total Short-Term Securities — 0 .5%
(Cost: $ 943,209 ) ................................ 943,209
Total Investments — 99.5%
(Cost: $ 175,002,893 ) ............................. 188,329,629
Other Assets Less Liabilities — 0.5% ................... 1,004,178
Net Assets — 100.0% .............................. $ 189,333,807
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 316,141 $ — $ (207,654)
(a)
$ — $ — $ 108,487 108,487 $ 5,449 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 2,192,448 — (1,358,849)
(a)
1,566 (443) 834,722 834,472 11,471
(b)
—
$ 1,566 $ (443) $ 943,209 $ 16,920 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 3 12/07/23 $ 321 $ (5,231)
EURO STOXX 50 Index ..................................................... 13 12/15/23 576 (6,074)
FTSE 100 Index ........................................................... 4 12/15/23 373 (334)
SPI 200 Index ............................................................ 2 12/21/23 226 (3,842)
$ (15,481)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 14,495,921 $ — $ 14,495,921
Austria .............................................. — 450,167 — 450,167
Belgium ............................................. 40,651 1,470,996 — 1,511,647
Brazil ............................................... — 80,315 — 80,315
Burkina Faso .......................................... — 44,611 — 44,611
Chile ............................................... — 84,160 — 84,160
China ............................................... — 897,035 — 897,035
Denmark ............................................. — 6,108,689 — 6,108,689
Finland .............................................. — 2,061,457 — 2,061,457
France .............................................. — 19,224,685 — 19,224,685
Germany ............................................ — 14,538,205 — 14,538,205
Hong Kong ........................................... 36,536 3,930,709 — 3,967,245
Ireland .............................................. 130,166 634,316 — 764,482
Israel ............................................... 426,041 739,083 — 1,165,124
Italy ................................................ — 4,157,306 — 4,157,306
Japan ............................................... 38,209 43,007,271 — 43,045,480

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Jordan .............................................. $ — $ 55,408 $ — $ 55,408
Luxembourg .......................................... — 251,844 — 251,844
Macau .............................................. — 259,987 — 259,987
Netherlands ........................................... 45,977 10,026,571 — 10,072,548
New Zealand .......................................... 73,948 381,526 — 455,474
Norway .............................................. — 1,251,356 — 1,251,356
Portugal ............................................. — 349,560 — 349,560
Singapore ............................................ 284,717 2,743,697 — 3,028,414
South Africa ........................................... — 440,535 — 440,535
South Korea .......................................... — 59,506 — 59,506
Spain ............................................... — 4,834,285 — 4,834,285
Sweden ............................................. — 5,413,004 — 5,413,004
Switzerland ........................................... — 11,591,509 — 11,591,509
United Kingdom ........................................ 254,851 21,327,852 — 21,582,703
United States .......................................... 121,358 14,142,998 — 14,264,356
Preferred Securities ....................................... — 879,402 — 879,402
Short-Term Securities
Money Market Funds ...................................... 108,487 — — 108,487
$ 1,560,941 $ 185,933,966 $ — $ 187,494,907
Investments Valued at NAV
(a)
...................................... 834,722
$ 188,329,629
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ — $ (15,481) $ — $ (15,481)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)